Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20) Commitments and Contingencies

Assets Pledged

As of December 31, 2017 and 2016, Vessels with a book value of $1,723 million and $1,257 million, respectively, were pledged as security held as guarantee for the Partnership’s long-term debt and interest rate swap obligations. See Note 11—Derivative Instruments, Note 14—Vessels and Equipment and Note 17—Long-Term Debt.

Claims and Legal Proceedings

Under the Partnership’s time charters, claims to reduce the hire rate payments can be made if the Vessel does not perform to certain specifications in the agreements. An accrual of $0.4 million for a probable claim was recorded for the year ended December 31, 2017 which is subject to revision. No accrual for possible claim was recorded for the years ended December 31, 2016 and 2015.

From time to time, the Partnership is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows.

Insurance

The Partnership maintains insurance on all the Vessels to insure against marine and war risks, which include damage to or total loss of the Vessels, subject to deductible amounts that average $0.15 million per Vessel, and loss of hire.

Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. In addition, the Partnership maintains protection and indemnity insurance, which covers third-party legal liabilities arising in connection with the Vessels’ activities, including, among other things, the injury or death of third-party persons, loss or damage to cargo, claims arising from collisions with other vessels and other damage to other third-party property, including pollution arising from oil or other substances. This insurance is unlimited, except for pollution, which is limited to $1 billion per vessel per incident. The protection and indemnity insurance is maintained through a protection and indemnity association, and as a member of the association, the Partnership may be required to pay amounts above budgeted premiums if the member claims exceed association reserves, subject to certain reinsured amounts. If the Partnership experiences multiple claims each with individual deductibles, losses due to risks that are not insured or claims for insured risks that are not paid, it could have a material adverse effect on the Partnership’s results of operations and financial condition.

Raquel Knutsen

In February 2017, the Raquel Knutsen damaged its propeller hub. As a result, the Vessel was off-hire from February 22, 2017 to May 15, 2017 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. For the year ended December 31, 2017, the Partnership received payments for loss of hire insurance of $3.4 million which was recorded as a component of total revenues since day rates are recovered under terms of the policy.

In addition, for the year ended December 31, 2017, the Partnership recorded $3.9 million for probable recoveries up to the amount of loss under hull and machinery insurance for the repairs as a result of the propeller hub damage to the Raquel Knutsen. This is classified under vessel operating expense along with cost of the repairs of $4.2 million for the period, resulting in a net expense of $0.3 million. See Note 8—Insurance Proceeds.

Carmen Knutsen

During the fourth quarter of 2017, the Carmen Knutsen undertook her 5-year special drydocking survey. During dismantling for overhaul, a technical default with her controllable pitch propeller was found. As a result, the Vessel went to a different yard to complete the repair. Repairs were completed and the Vessel was back on hire on January 1, 2018. The additional off-hire and technical costs are subject to an insurance claim. Under its loss of hire insurance policies, the Partnership’s insurer is expected to pay the hire rate agreed in respect of the Carmen Knutsenfor each day in excess of 14 deductible days while the Vessel was off-hire as a result of the repairs of the controllable pitch propeller. For the year ended, the Partnership recorded $1.8 million for loss of hire which was recorded as a component of total revenues since day rates are recovered under terms of the policy.

For the year ended December 31, 2017, the Partnership recorded $2.4 million to vessel operating expense as an estimate of the cost of repairs of the controllable pitch propeller. The Partnership anticipates that the estimated costs of repairs, net of deductible amounts, will be recoverable under the Partnership’s insurance coverage. An insurance claim was filed with the insurance company, however, the amount that is probable of recovery is not yet known. See Note 8—Insurance Proceeds.